Securities (Carrying Value and Estimated Fair Value of Securities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	$ 49,633,000	$ 52,036,000
Available for Sale, Gross Unrealized Gains	1,185,000	1,072,000
Available for Sale, Gross Unrealized Losses	(54,000)	(59,000)
Available for Sale, Market Value	50,764,000	53,049,000
Held-to-Maturity, Amortized Cost	2,345,000	2,435,000
Held-to-Maturity Securities, Gross Unrealized Gains	225,000	230,000
Held-to-Maturity Securities, Gross Unrealized Losses
Held-to-Maturity Securities, Market Value	2,570,000	2,665,000
U.S. Treasury securities and obligations of U.S. government corporations and agencies [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	9,181,000	14,756,000
Available for Sale, Gross Unrealized Gains	66,000	108,000
Available for Sale, Gross Unrealized Losses		(1,000)
Available for Sale, Market Value	9,247,000	14,863,000
Municipal notes [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	10,413,000	6,927,000
Available for Sale, Gross Unrealized Gains	368,000	361,000
Available for Sale, Gross Unrealized Losses	(23,000)	(12,000)
Available for Sale, Market Value	10,758,000	7,276,000
Held-to-Maturity, Amortized Cost	2,345,000	2,435,000
Held-to-Maturity Securities, Gross Unrealized Gains	225,000	230,000
Held-to-Maturity Securities, Gross Unrealized Losses
Held-to-Maturity Securities, Market Value	2,570,000	2,665,000
Corporate securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	1,135,000
Available for Sale, Gross Unrealized Gains	15,000
Available for Sale, Gross Unrealized Losses
Available for Sale, Market Value	1,150,000
Mortgage-backed securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	28,901,000	30,350,000
Available for Sale, Gross Unrealized Gains	736,000	603,000
Available for Sale, Gross Unrealized Losses	(29,000)	(44,000)
Available for Sale, Market Value	29,608,000	30,909,000
Equity securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	3,000	3,000
Available for Sale, Gross Unrealized Gains
Available for Sale, Gross Unrealized Losses	(2,000)	(2,000)
Available for Sale, Market Value	$ 1,000	$ 1,000